SCHEDULE OF NON CURRENT ASSET GEOGRAPHIC AREA INFORMATION (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Long-term deposit total	$ 170,414	$ 181,584
Right of use asset total	448,883	582,485
Equipment total	142,484	157,820
Intangibles total	10,067,545	8,285,036
CANADA
IfrsStatementLineItems [Line Items]
Long-term deposit total
Right of use asset total	203,000	192,000
Equipment total
Intangibles total
EMEA [member[
IfrsStatementLineItems [Line Items]
Long-term deposit total	170,000	182,000
Right of use asset total	246,000	390,000
Equipment total	142,000	158,000
Intangibles total	$ 10,068,000	$ 8,285,000